Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) anniversary	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of options granted during the period | shares				654,847			839,478
Share based compensation by share based award weighted average fair value of stock options granted during the period | $ / shares					$ 2.89			$ 2.15
Allocated share based compensation			$ 12,937,000				$ 1,816,000		$ 7,749,000
Number of trading days for determining the weighted average share price							5 days
Share based compensation by share based award vesting term							3 years
Share based compensation by share based award weighted average fair value of equity instruments other than options granted | $ / shares					$ 7.85			$ 5.51
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Employer Contribution			3,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation			3,053,000				$ (1,830,000)		(720,000)
Number of trading days for determining the weighted average share price	5 days
Share based compensation by share based award equity instruments other than options granted | anniversary						247,317
Deferred Share Units [Member] | Director And Executive [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation			2,100,000				2,600,000
Phantom Share Entitlement Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation			102,000				$ (54,000)		(449,000)
Share based compensation by share based award equity instruments other than options granted				24,715		24,715	34,853
Intrinsic value of liabilities from share based payment transactions	$ 900,000	$ 900,000	900,000	$ 900,000	$ 900,000	$ 900,000	$ 0	$ 0
Phantom Share Entitlement Plan [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 200,000	200,000	200,000	200,000	200,000	$ 200,000	100,000	100,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation			3,470,000				$ 667,000		2,754,000
Number of trading days for determining the weighted average share price	5 days
Share based compensation by share based award equity instruments other than options granted | anniversary						419,195
Share based compensation number of days within which award will be settled from the date of determination of vesting percentage							14 days
Settlement of liability in respect of share based transactions			1,000,000.0				$ 500,000
Performance Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 2,000,000.0	2,000,000.0	2,000,000.0	2,000,000.0	2,000,000.0	$ 2,000,000.0	$ 600,000	600,000
Performance Share Units [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage							0.00%
Performance Share Units [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage							200.00%
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation			2,751,000				$ 755,000		$ 2,199,000
Number of trading days for determining the weighted average share price	5 days
Share based compensation by share based award equity instruments other than options granted | anniversary						472,819
Restricted Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 1,300,000	1,300,000	1,300,000	$ 1,300,000	1,300,000	$ 1,300,000	$ 900,000	900,000
Restricted Share Units [Member] | Directors And Certain Key Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options granted | shares				472,819			680,200
Share based compensation number of days within which award will be settled from the date of determination of vesting percentage							30 days
Settlement of liability in respect of share based transactions			2,300,000				$ 800,000
Cash Performance Target Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of expiry	3 years
Share based compensation number of days within which award will be settled from the date of determination of vesting percentage							30 days
Settlement of liability in respect of share based transactions			1,500,000				$ 500,000
Share based compensation by share based equity instruments other than options granted during the period value			2,200,000				2,400,000
Cash Performance Target Plan [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 800,000	$ 800,000	800,000	$ 800,000	$ 800,000	$ 800,000	$ 500,000	$ 500,000
Cash Performance Target Plan [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage		0.33%
Cash Performance Target Plan [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage		0.03%
Cash Performance Target Plan [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage		0.03%
Employee Share Purchase Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Employer Contribution			$ 1,000